Derivative Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term derivative assets held for risk management	28,674	14,777	3,162	516
Long-term derivative assets held for risk management (Note 12)	3,992	2,497	16	3
Short-term derivative liabilities held for risk management	(14,313)	(7,310)	(11,708)	(1,908)
Long-term derivative liabilities held for risk management (Note 15)	(4,393)	(1,470)	(2,973)	(484)
Net derivatives held for risk management	13,960	8,494	(11,503)	(1,873)